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                    FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED MARCH 6, 2009
                                       TO
          STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 19, 2008
                                       AND
           STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 1, 2008

This supplement modifies information in the Statement of Additional Information ("SAI") for Pioneer PRISM, Pioneer PRISM L and Pioneer PRISM XC variable annuity contracts issued by First MetLife Investors Insurance Company ("FMLI") for the sole purpose of incorporating certain financial information of MetLife, Inc. ("MetLife"), the parent company of FMLI into the SAI.

This supplement should be read in its entirety and kept together with your SAI for future reference. If you would like another copy of the SAI, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (866) 547-3793 to request a free copy.

The following paragraph supplements the information under the section "Additional Information:"

The consolidated financial statements and financial schedules from MetLife and subsidiaries' Annual Report on Form 10-K for the year ended December 31, 2008, filed on March 2, 2009 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                               Telephone: (866) 547-3793
Irvine, CA 92614

                                                          SUPP(SAI)-NY.PRISM0309